Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid in Capital [Member]	Contributed Capital Surplus [Member]	Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Outstanding number of shares: Balance at beginning of year (in shares) at Dec. 31, 2017		142,197,697
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)		2,075,000
Repurchases of shares (in shares)		(445,000)
Distribution of treasury shares (in shares)		0
Outstanding number of shares: Balance at end of year (in shares) at Dec. 31, 2018	143,827,697	143,827,697
Balance at beginning of year at Dec. 31, 2017		$ 7,111	$ 0	$ 454,694	$ 1,378,824	$ 5,323	$ (351,903)
Balance at beginning of year (Accounting Standards Update 2016-01 [Member]) at Dec. 31, 2017						(5,323)	5,323
Balance at beginning of year (Accounting Standards Update 2014-09 [Member]) at Dec. 31, 2017							(5,698)
Balance at beginning of year (Accounting Standards Update 2016-02 [Member]) at Dec. 31, 2017							0
Balance at beginning of year (Accounting Standards Update 2016-13 [Member]) at Dec. 31, 2017							0
Increase (decrease) in Equity [Roll Forward]
Shares issued		104		17,540
Repurchases of shares			(2,643)
Distribution of treasury shares			0				0
Stock option expense				537
Reclassified to contributed surplus				(472,538)
Distributions to shareholders					(64,912)
Reclassified from additional paid in capital					472,538
Other comprehensive income, net						0
Net (loss) income							84,535
Balance at end of year at Dec. 31, 2018	$ 1,523,512	$ 7,215	(2,643)	233	1,786,451	0	(267,744)
Balance at end of year (Accounting Standards Update 2016-01 [Member]) at Dec. 31, 2018						0	0
Balance at end of year (Accounting Standards Update 2014-09 [Member]) at Dec. 31, 2018							0
Balance at end of year (Accounting Standards Update 2016-02 [Member]) at Dec. 31, 2018							2,485
Balance at end of year (Accounting Standards Update 2016-13 [Member]) at Dec. 31, 2018							0
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)		0
Repurchases of shares (in shares)		(855,000)
Distribution of treasury shares (in shares)		305,000
Outstanding number of shares: Balance at end of year (in shares) at Dec. 31, 2019	143,277,697	143,277,697
Increase (decrease) in Equity [Roll Forward]
Shares issued		$ 0		0
Repurchases of shares			(4,756)
Distribution of treasury shares			1,730				(634)
Stock option expense				482
Reclassified to contributed surplus				0
Distributions to shareholders					(46,617)
Reclassified from additional paid in capital					0
Other comprehensive income, net						0
Net (loss) income							37,189
Balance at end of year at Dec. 31, 2019	$ 1,513,391	$ 7,215	(5,669)	715	1,739,834	0	(228,704)
Balance at end of year (Accounting Standards Update 2016-01 [Member]) at Dec. 31, 2019						0	0
Balance at end of year (Accounting Standards Update 2014-09 [Member]) at Dec. 31, 2019							0
Balance at end of year (Accounting Standards Update 2016-02 [Member]) at Dec. 31, 2019							0
Balance at end of year (Accounting Standards Update 2016-13 [Member]) at Dec. 31, 2019							(234)
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)		0
Repurchases of shares (in shares)		0
Distribution of treasury shares (in shares)	355,000	50,000
Outstanding number of shares: Balance at end of year (in shares) at Dec. 31, 2020	143,327,697	143,327,697
Increase (decrease) in Equity [Roll Forward]
Shares issued		$ 0		0
Repurchases of shares			0
Distribution of treasury shares			283				(115)
Stock option expense				264
Reclassified to contributed surplus				0
Distributions to shareholders					(7,164)
Reclassified from additional paid in capital					0
Other comprehensive income, net						0
Net (loss) income							(137,669)
Balance at end of year at Dec. 31, 2020	$ 1,368,756	$ 7,215	$ (5,386)	$ 979	$ 1,732,670	$ 0	$ (366,722)